--------------------------
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                                                      --------------------------
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                                                      hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21317
                                   ---------------------------------------------

                              PMFM Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1061 Cliff Dawson Road           Watkinsville, Georgia              30677
--------------------------------------------------------------------------------
          (Address of principal executive offices)                   (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (706) 583-5207
                                                    ----------------------------

Date of fiscal year end:        May 31, 2008
                           ------------------------------

Date of reporting period:       May 31, 2008
                           ------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.


ANNUAL REPORT 2008

                                                    PMFM MANAGED PORTFOLIO TRUST
                                             PMFM CORE ADVANTAGE PORTFOLIO TRUST
                                                                    MAY 31, 2008


PMFM
FUNDS


This report and the financial statements contained herein are submitted for the general information of the shareholders of the PMFM Funds ("Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

       Distributor: Ultimus Fund Distributors, LLC, Phone 1-866-383-7636.

PMFM INVESTMENT TRUST
LETTER TO SHAREHOLDERS                                            JULY 18, 2008
================================================================================

Dear PMFM Shareholder,

Enclosed for your review is the annual report for the fiscal year ended May 31, 2008 for the PMFM Managed Portfolio Trust and the PMFM Core Advantage Portfolio Trust (the "Funds"), each a series of the PMFM Investment Trust. In managing each Fund, we use our proprietary quantitatively driven asset allocation models to assess the risk of being invested or not being invested in the market. As explained below, this past year was a prime example of why we utilize an active management style. While it appeared to most as a challenging market, our model approach to money management fell right in line with it.

MARKET OVERVIEW

During the past fiscal year, the market averages were negative, with the Nasdaq Composite Index down -2.33%, the Russell 2000 Index down -10.53%, the S&P 500 Index down -6.70%, and the Dow Industrial Average down -5.03%. During this same period, the Core Advantage Portfolio was down -3.89% and the Managed Portfolio was down -0.47%. A year ago, I wrote that the bull market that began in late
2002 was getting long in the tooth. The summer of 2007 was a characteristic topping process that evolved into the end of the aforementioned bull market. June, 2007 and the first part of July saw the market start to work itself sideways with an upward bias, but by the end of July the market experienced a significant down move that took us into our most defensive position. This sell off lasted until mid-August and caused the S&P 500 Index to decline -8.3% from its July high. A good upward move then took the markets to new highs by the early part of October. Our trend following approach allowed us to participate in much of that move. However, by the second week in October the market reversed itself to the downside and subsequently dropped -16.1% by mid-January 2008, again based on the S&P 500 Index. We essentially sidestepped most of this decline with our actively managed assets by parking them in cash equivalents. The first quarter of 2008 saw the market rise and fall in a fairly tight range, then by the middle of March a good rally ensued. This upward move from mid-March to the first part of May was uncharacteristically offering many sharp up and down moves. Our model got us back into a partial invested position during this time, but it never took us to a fully invested posture because our breadth components never participated. This, in perfect hindsight, was a clear signal that this upward move was suspect. By the middle of May, the market once again began a downward move that, as of this writing, is still occurring.

The actively managed portions of our Funds were in a defensive position for a large part of the time during this reporting period. It was a time that clearly shows the merits of taking a defensive posture during periods of market adversity. While we know we cannot predict the markets, we utilize a methodology that is designed to identify trends in the market that allow us to try to participate with invested assets. For this reporting period, that process has served us well.

PMFM ACTIVE MANAGEMENT STRATEGY

Our Funds are managed using an active or tactical management strategy; however, the Core Advantage Portfolio uses a core-satellite approach where the core portion is strategically managed and is discussed below. Active management means that we

PMFM INVESTMENT TRUST
LETTER TO SHAREHOLDERS (CONTINUED)
================================================================================

assess the risks of the market by using a quantitatively driven rules-based technical model. We determine the amount of assets to commit to the equity market using this decision process. We invest in the markets when, based on our model, we have a positive expectancy for profit. Our portfolios generally include Exchange Traded Funds (ETFs), cash, and cash equivalents. This active strategy is designed to take us into defensive positions when the trends of the market are not favorable. To select investments we utilize our proprietary technical ranking system, which looks at the individual performance measures of each ETF, the ETF's relative performance to the overall market, and its performance relative to its associated market sector. Once we hold an issue, we manage it based upon its performance; due to stop-loss protections built into our model, we generally will not continue to hold an asset that is not performing well. This approach is designed to help limit losses during significant market declines. This approach is defensive in nature and adheres to our overall philosophy that we can try to win by not losing.

PMFM CORE ADVANTAGE PORTFOLIO

This Fund is our growth portfolio and is set up in a core-satellite structure. This means that 50% of the Fund (satellite) is actively managed using our tactical models, while the remaining 50% (core) is strategically managed and remains fully invested at all times. The core portion is invested in large-cap, mid-cap, small-cap, and international issues. The percentages of holdings of each are determined by the relative strength of those asset classes. The satellite portion is actively managed primarily using market sectors as the guiding methodology. Historically, each year a few market sectors will outperform the general market and the goal for this portion of the Core Advantage Portfolio is to capitalize on that performance using our technical ranking system which is geared to not only performance, but also relative performance. This Fund may be appropriate for those who want approximately half of their investment positioned in the market at all times, with the remainder being actively managed using our tactical models that are designed to take defensive positions during down markets.

PMFM MANAGED PORTFOLIO

This Fund is our moderate portfolio, and is managed based upon our rules-based technical model. While this Fund takes a moderate approach in an effort to achieve equity-like returns, it differs from the PMFM Core Advantage Portfolio in that it may take a fully defensive position as determined by our models. This Fund is managed similar to the satellite (actively managed) portion of the PMFM Core Advantage Portfolio.

Thank you for your continued support and allowing us to serve you and the Funds. Please feel free to contact us with any questions or concerns.

Sincerely,
PMFM, Inc.

/s/ Greg Morris

Greg Morris
Chief Investment Officer

PMFM INVESTMENT TRUST
LETTER TO SHAREHOLDERS (CONTINUED)
================================================================================

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUNDS' INVESTMENT ADVISER AS OF THE DATE OF THIS REPORT AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

THE PERFORMANCE INFORMATION QUOTED ABOVE REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, MAY BE OBTAINED BY CALLING
1-800-222-7636. AN INVESTOR SHOULD CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUNDS' PROSPECTUSES CONTAIN THIS AND OTHER IMPORTANT INFORMATION. FOR INFORMATION ON THE FUNDS' EXPENSE RATIOS PLEASE SEE THE FINANCIAL HIGHLIGHTS TABLES FOUND WITHIN THIS REPORT.

PMFM MANAGED PORTFOLIO TRUST
PORTFOLIO ALLOCATION (% OF NET ASSETS)
MAY 31, 2008 (UNAUDITED)
================================================================================

                              [PIE CHART OMITTED]

Exchange Traded Funds                                             25.4%
Short-Term Investments and Other Assets in Excess of Liabilities  74.6%


PMFM CORE ADVANTAGE PORTFOLIO TRUST
PORTFOLIO ALLOCATION (% OF NET ASSETS)
MAY 31, 2008 (UNAUDITED)
================================================================================

                              [PIE CHART OMITTED]

Exchange Traded Funds                                             59.1%
Short-Term Investments and Other Assets in Excess of Liabilities  40.9%

PMFM MANAGED PORTFOLIO TRUST
PERFORMANCE INFORMATION
MAY 31, 2008 (UNAUDITED)
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
             THE PMFM MANAGED PORTFOLIO TRUST, THE S&P 500 INDEX AND
         80% S&P 500 INDEX/20% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

                              [LINE GRAPH OMITTED]

                                                            80% S&P 500
   PMFM Managed                                          Index/20% Lehman
 Portfolio Trust -                                         Brothers U.S.
      Class A                  S&P 500 Index            Aggregate Bond Index
--------------------        --------------------        --------------------
09/15/06    $  9,425        09/15/06    $ 10,000        09/15/06    $ 10,000
11/30/06       9,943        11/30/06      10,655        11/30/06      10,578
02/28/07       9,908        02/28/07      10,753        02/28/07      10,676
05/31/07      10,606        05/31/07      11,752        05/31/07      11,464
08/31/07      10,334        08/31/07      11,366        08/31/07      11,203
11/30/07      10,810        11/30/07      11,478        11/30/07      11,370
02/29/08      10,835        02/29/08      10,366        02/29/08      10,537
05/31/08      10,557        05/31/08      10,964        05/31/08      11,011


Past performance is not predictive of future performance.


                         AVERAGE ANNUAL TOTAL RETURNS(a)
                        (FOR PERIODS ENDED MAY 31, 2008)

                                                                 SINCE
                                                    1 YEAR    INCEPTION(b)
--------------------------------------------------------------------------------
PMFM Managed Portfolio Trust - Class A              -6.18%       3.21%
S&P 500 Index                                       -6.70%       5.54%
80% S&P 500 Index/20% Lehman Brothers
  U.S. Aggregate Bond Index                         -3.95%       5.81%


(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns shown for PMFM Managed Portfolio Trust - Class A reflect the maximum front-end sales load of 5.75%.

(b) The initial public offering of Class A shares commenced on September 15, 2006.

PMFM CORE ADVANTAGE PORTFOLIO TRUST
PERFORMANCE INFORMATION
MAY 31, 2008 (UNAUDITED)
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PMFM CORE ADVANTAGE PORTFOLIO TRUST, THE S&P 500 INDEX AND 80% S&P 500 INDEX/20% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

                              [LINE GRAPH OMITTED]

                                                            80% S&P 500
    PMFM Core                                            Index/20% Lehman
Advantage Portfolio                                        Brothers U.S.
  Trust - Class A              S&P 500 Index            Aggregate Bond Index
--------------------        --------------------        --------------------
09/15/06    $  9,425        09/15/06   $  10,000        09/15/06   $  10,000
11/30/06       9,425        11/30/06      10,655        11/30/06      10,578
02/28/07      10,042        02/28/07      10,753        02/28/07      10,676
05/31/07      10,887        05/31/07      11,752        05/31/07      11,464
08/31/07      10,506        08/31/07      11,366        08/31/07      11,203
11/30/07      10,887        11/30/07      11,478        11/30/07      11,370
02/29/08      10,294        02/29/08      10,366        02/29/08      10,537
05/31/08      10,463        05/31/08      10,964        05/31/08      11,011


Past performance is not predictive of future performance.

                         AVERAGE ANNUAL TOTAL RETURNS(a)
                        (FOR PERIODS ENDED MAY 31, 2008)

                                                                 SINCE
                                                    1 YEAR    INCEPTION(b)
--------------------------------------------------------------------------------
PMFM Core Advantage Portfolio Trust - Class A       -9.41%       2.71%
S&P 500 Index                                       -6.70%       5.54%
80% S&P 500 Index/20% Lehman Brothers
  U.S. Aggregate Bond Index                         -3.95%       5.81%

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns shown for PMFM Core Advantage Portfolio Trust - Class A reflect the maximum front-end sales load of 5.75%.

(b) The initial public offering of Class A shares commenced on September 15, 2006.

PMFM MANAGED PORTFOLIO TRUST
SCHEDULE OF INVESTMENTS
MAY 31, 2008
================================================================================
    SHARES    EXCHANGE TRADED FUNDS -- 25.4%                            VALUE
--------------------------------------------------------------------------------
    51,950    iShares S&P MidCap 400 Growth Index Fund                $4,843,299
    60,240    S&P MidCap 400 Depositary Receipts                       9,674,544
   225,940    Utilities Select Sector SPDR Fund                        9,365,213
                                                                    ------------
              TOTAL EXCHANGE TRADED FUNDS (Cost $22,755,405)         $23,883,056
                                                                    ------------

================================================================================
    SHARES    MONEY MARKET FUNDS -- 74.5%                               VALUE
--------------------------------------------------------------------------------
69,885,448    Lehman Brothers Institutional Liquidity Prime
                Portfolio, 2.53%(a) (Cost $69,885,448)               $69,885,448
                                                                    ------------

              TOTAL INVESTMENTS AT VALUE -- 99.9%
                (Cost $92,640,853)                                   $93,768,504

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%               86,168
                                                                    ------------

              NET ASSETS -- 100.0%                                   $93,854,672
                                                                    ============

PMFM CORE ADVANTAGE PORTFOLIO TRUST
SCHEDULE OF INVESTMENTS
MAY 31, 2008
================================================================================
    SHARES    EXCHANGE TRADED FUNDS -- 59.1%                            VALUE
--------------------------------------------------------------------------------
    36,938    iShares MSCI EAFE Index Fund                            $2,836,838
    91,600    iShares Russell 2000 Index Fund                          6,827,864
    32,990    iShares S&P MidCap 400 Growth Index Fund                 3,075,658
    32,821    S&P 400 MidCap Depositary Receipts                       5,271,053
    26,440    S&P 500 Depositary Receipts                              3,709,267
                                                                    ------------
              TOTAL EXCHANGE TRADED FUNDS (Cost $19,718,125)         $21,720,680
                                                                    ------------

================================================================================
    SHARES    MONEY MARKET FUNDS -- 40.8%                               VALUE
--------------------------------------------------------------------------------
14,990,122    Lehman Brothers Institutional Liquidity Prime
                Portfolio, 2.53%(a) (Cost $14,990,122)               $14,990,122
                                                                    ------------

              TOTAL INVESTMENTS AT VALUE -- 99.9%
                (Cost $34,708,247)                                   $36,710,802

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%               51,512
                                                                    ------------

              NET ASSETS -- 100.0%                                   $36,762,314
                                                                    ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2008.

See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2008
===========================================================================================
                                                                                   CORE
                                                                 MANAGED        ADVANTAGE
                                                                PORTFOLIO       PORTFOLIO
                                                                  TRUST           TRUST
-------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
  At acquisition cost                                         $ 92,640,853     $ 34,708,247
                                                              ============     ============
  At value (Note 2)                                           $ 93,768,504     $ 36,710,802
Dividends receivable                                               124,912           27,634
Receivable for capital shares sold                                 135,144           33,588
Other assets                                                        20,852           17,620
                                                              ------------     ------------
  TOTAL ASSETS                                                  94,049,412       36,789,644
                                                              ------------     ------------
LIABILITIES
Payable for capital shares redeemed                                155,880               --
Accrued distribution fees (Note 5)                                     641              251
Accrued compliance fees (Note 5)                                     1,250            1,250
Payable to administrator (Note 5)                                   14,520            8,680
Payable to Advisor (Note 5)                                          3,207            1,255
Other accrued expenses                                              19,242           15,894
                                                              ------------     ------------
  TOTAL LIABILITIES                                                194,740           27,330
                                                              ------------     ------------

NET ASSETS                                                    $ 93,854,672     $ 36,762,314
                                                              ============     ============
NET ASSETS CONSIST OF:
Paid-in capital                                               $ 93,738,210     $ 36,257,342
Undistributed net investment income                                 13,368               --
Accumulated net realized losses from security transactions      (1,024,557)      (1,497,583)
Net unrealized appreciation on investments                       1,127,651        2,002,555
                                                              ------------     ------------

NET ASSETS                                                    $ 93,854,672     $ 36,762,314
                                                              ============     ============
Class A Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)          9,912,900        3,308,715
                                                              ============     ============

Net asset value and redemption price per share (Note 2)       $       9.47     $      11.11
                                                              ============     ============

Maximum offering price per share (Note 2)                     $      10.05     $      11.79
                                                              ============     ============

See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2008
===========================================================================================
                                                                                   CORE
                                                                 MANAGED        ADVANTAGE
                                                                PORTFOLIO       PORTFOLIO
                                                                  TRUST           TRUST
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                     $  2,772,933     $    841,624
                                                              ------------     ------------
EXPENSES
Investment advisory fees (Note 5)                                1,068,126          435,768
Distribution expenses, Class A (Note 5)                            149,308           59,133
Distribution expenses, Investor Class (Note 5)                      64,317           28,020
Administration fees (Note 5)                                       104,118           49,194
Fund accounting fees (Note 5)                                       40,565           35,483
Professional fees                                                   36,027           32,027
Registration fees, Common                                           24,296           24,030
Registration fees, Class A                                             801              801
Registration fees, Investor Class                                    1,745              801
Transfer agent fees, Class A (Note 5)                               17,548           16,000
Transfer agent fees, Investor Class (Note 5)                         5,250            4,500
Mutual fund services fees (Note 5)                                  23,551           13,841
Compliance fees and expenses (Note 5)                               15,148           15,148
Insurance expense                                                   18,470            7,323
Postage and supplies                                                10,183            8,580
Custodian and bank service fees                                      8,376            6,289
Shareholder report printing                                          5,460            3,623
Trustees' fees                                                       1,200            1,200
Other expenses                                                       4,285            9,755
                                                              ------------     ------------
  Total expenses                                                 1,598,774          751,516
Investor Class expenses reimbursed by the Advisor (Note 5)              --           (2,069)
                                                              ------------     ------------
  Net expenses                                                   1,598,774          749,447
                                                              ------------     ------------

NET INVESTMENT INCOME                                            1,174,159           92,177
                                                              ------------     ------------
REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions                    1,764,900          538,990
Net change in unrealized appreciation/
  depreciation on investments                                   (3,167,542)      (1,973,840)
                                                              ------------     ------------
NET REALIZED AND UNREALIZED
  LOSSES ON INVESTMENTS                                         (1,402,642)      (1,434,850)
                                                              ------------     ------------
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                             $   (228,483)    $ (1,342,673)
                                                              ============     ============

See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
=================================================================================================================================
                                                                                                             CORE
                                                                         MANAGED                           ADVANTAGE
                                                                        PORTFOLIO                          PORTFOLIO
                                                                          TRUST                              TRUST
                                                             -------------------------------     --------------------------------
                                                                  YEAR              YEAR              YEAR              YEAR
                                                                 ENDED             ENDED             ENDED             ENDED
                                                                 MAY 31,           MAY 31,           MAY 31,           MAY 31,
                                                                  2008              2007              2008              2007
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                 $   1,174,159     $     555,387     $      92,177     $     (63,748)
Net realized gains from security transactions                    1,764,900         2,801,905           538,990           725,091
Net change in unrealized appreciation/
  depreciation on investments                                   (3,167,542)        4,295,193        (1,973,840)        3,514,312
                                                             -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from operations             (228,483)        7,652,485        (1,342,673)        4,175,655
                                                             -------------     -------------     -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
  Class A                                                         (661,052)           (2,460)          (92,177)               --
  Investor Class                                                  (836,104)         (440,832)               --                --
In excess of net investment income:
  Class A                                                               --                --           (16,857)               --
Distributions from net realized gains:
  Class A                                                       (5,571,333)          (12,145)       (1,195,091)               --
  Investor Class                                                        --        (1,451,782)               --                --
                                                             -------------     -------------     -------------     -------------
Decrease in net assets from distributions to shareholders       (7,068,489)       (1,907,219)       (1,304,125)               --
                                                             -------------     -------------     -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
CLASS A
Proceeds from shares sold (Note 1)                             103,296,664           688,060        42,411,536            38,445
Net asset value of shares issued in
  reinvestment of distributions to shareholders                  6,204,574            14,605         1,295,311                --
Payments for shares redeemed                                    (7,883,463)         (213,185)       (3,965,596)               --
                                                             -------------     -------------     -------------     -------------
Net increase in net assets from Class A transactions           101,617,775           489,480        39,741,251            38,445
                                                             -------------     -------------     -------------     -------------
INVESTOR CLASS
Proceeds from shares sold                                       20,721,254        23,745,126         4,777,479        25,327,883
Net asset value of shares issued in
  reinvestment of distributions to shareholders                    831,120         1,890,983                --                --
Payments for shares redeemed (Note 1)                          (88,678,299)      (26,420,009)      (37,821,522)      (10,580,056)
                                                             -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from
  Investor Class transactions                                  (67,125,925)         (783,900)      (33,044,043)       14,747,827
                                                             -------------     -------------     -------------     -------------
ADVISOR CLASS
Proceeds from shares sold                                               --            14,562                --                --
Payments for shares redeemed                                            --          (629,802)               --                --
                                                             -------------     -------------     -------------     -------------
Net decrease in net assets from
  Advisor Class transactions                                            --          (615,240)               --                --
                                                             -------------     -------------     -------------     -------------

TOTAL INCREASE IN NET ASSETS                                    27,194,878         4,835,606         4,050,410        18,961,927

NET ASSETS
Beginning of year                                               66,659,794        61,824,188        32,711,904        13,749,977
                                                             -------------     -------------     -------------     -------------
End of year                                                  $  93,854,672     $  66,659,794     $  36,762,314     $  32,711,904
                                                             =============     =============     =============     =============

ACCUMULATED NET INVESTMENT INCOME                            $      13,368     $     336,365     $          --     $          --
                                                             =============     =============     =============     =============

See accompanying notes to financial statements.

PMFM MANAGED PORTFOLIO TRUST
FINANCIAL HIGHLIGHTS
======================================================================================
FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------
                                                                 YEAR         PERIOD
                                                                ENDED          ENDED
                                                                MAY 31,       MAY 31,
                                                                 2008         2007 (a)
--------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    10.34    $     9.47
                                                              ----------    ----------
Income (loss) from investment operations:
  Net investment income                                             0.14          0.05
  Net realized and unrealized gains (losses) on securities         (0.17)         1.12
                                                              ----------    ----------
    Total income (loss) from investment operations                 (0.03)         1.17
                                                              ----------    ----------
Less distributions:
  Dividends from net investment income                             (0.19)        (0.05)
  Distributions from net realized gains                            (0.65)        (0.25)
                                                              ----------    ----------
    Total distributions                                            (0.84)        (0.30)
                                                              ----------    ----------

Net asset value, end of period                                $     9.47    $    10.34
                                                              ==========    ==========

Total return (b)                                                  (0.47%)       12.53%(c)
                                                              ==========    ==========

Ratios/Supplemental data:
  Net assets, end of period (000's)                           $   93,855    $      536
                                                              ==========    ==========

  Ratio of gross expenses to average net assets (d) (e)            1.87%         2.06%(f)

  Ratio of net expenses to average net assets (d)                  1.87%         1.95%(f)

  Ratio of net investment income to average net assets             1.38%         0.71%(f)

  Portfolio turnover rate                                           870%          346%(c)

(a) Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e) Reflects total expenses prior to fee waivers by the Advisor and the administrator.

(f)   Annualized.

See accompanying notes to financial statements.

PMFM CORE ADVANTAGE PORTFOLIO TRUST
FINANCIAL HIGHLIGHTS
======================================================================================
FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------
                                                                 YEAR         PERIOD
                                                                ENDED          ENDED
                                                                MAY 31,       MAY 31,
                                                                 2008         2007 (a)
--------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    11.99    $    10.38
                                                              ----------    ----------
Income (loss) from investment operations:
  Net investment income (loss)                                      0.03         (0.01)
  Net realized and unrealized gains (losses) on securities         (0.48)         1.62
                                                              ----------    ----------
  Total income (loss) from investment operations                   (0.45)         1.61
                                                              ----------    ----------
Less distributions:
  Dividends from net investment income                             (0.04)           --
  Distributions from net realized gains                            (0.39)           --
                                                              ----------    ----------
    Total distributions                                            (0.43)           --
                                                              ----------    ----------

Net asset value, end of period                                $    11.11    $    11.99
                                                              ==========    ==========

Total return (b)                                                  (3.89%)       15.51%(c)
                                                              ==========    ==========

Ratios/Supplemental data:
  Net assets, end of period (000's)                           $   36,762    $       41
                                                              ==========    ==========

  Ratio of gross expenses to average net assets (d) (e)            2.17%         2.39%(f)

  Ratio of net expenses to average net assets (d)                  2.17%         2.37%(f)

  Ratio of net investment income (loss) to average net assets      0.25%        (0.31%)(f)

  Portfolio turnover rate                                           541%          291%(c)

(a) Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e) Reflects total expenses prior to fee waivers by the Advisor and the administrator.

(f)   Annualized.

See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2008
================================================================================

1.    ORGANIZATION

PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust (individually, a "Fund," and, collectively, the "Funds") are each a non-diversified series of the PMFM Investment Trust (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

PMFM Managed Portfolio Trust commenced operations on June 30, 2003. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation, through investments in exchange-traded funds and in cash or cash equivalent positions.

PMFM Core Advantage Portfolio Trust commenced operations on January 27, 2004. The investment objective of the Fund is to seek capital appreciation through investments in exchange-traded funds and in cash or cash equivalent positions.

Each Fund currently offers one class of shares, Class A shares, which are sold subject to a maximum front-end sales load equal to 5.75% of the offering price. Prior to October 1, 2007, a second class, Investor Class shares, was also offered for each Fund. Investor Class shares were sold without any sales loads.

On October 1, 2007, the Investor Class shares were discontinued and all outstanding shares were converted to Class A shares. PMFM Managed Portfolio Trust converted $84,212,399 of Investor Class shares to Class A shares and PMFM Core Advantage Portfolio Trust converted $35,234,351 of Investor Class shares to Class A shares.

Prior to September 15, 2006, a third class, Advisor Class shares, was also offered for PMFM Managed Portfolio Trust. Advisor Class shares were sold without any front-end sales loads but imposed a distribution fee of up to 1.00% per annum of the average daily net assets attributable to Advisor Class shares. On September 15, 2006, the Advisor Class shares were discontinued and all outstanding shares were converted to Class A shares.

2.    ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies used in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION: The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2008
================================================================================

for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds' net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

SHARE VALUATION: The net asset value per share of each Fund is determined daily by dividing the total value of the assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price).

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and net investment losses. Dividends and distributions are recorded on the ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES: It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2008
================================================================================

3.    SECURITY TRANSACTIONS

During the year ended May 31, 2008, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $423,040,593 and $456,523,963, respectively, for PMFM Managed Portfolio Trust; and $116,062,058 and $122,890,241, respectively, for PMFM Core Advantage Portfolio Trust.

4.    TAX MATTERS

The tax character of distributions paid during the years ended May 31, 2008 and May 31, 2007 was as follows:

                                        YEARS      ORDINARY     LONG-TERM       TOTAL
                                        ENDED       INCOME    CAPITAL GAINS  DISTRIBUTION
-----------------------------------------------------------------------------------------
PMFM MANAGED PORTFOLIO TRUST
  Class A                              5/31/08    $6,232,385    $       --    $6,232,385
  Class A                              5/31/07    $   14,605    $       --    $   14,605
  Investor Class                       5/31/08    $  836,104    $       --    $  836,104
  Investor Class                       5/31/07    $1,892,614    $       --    $1,892,614

PMFM CORE ADVANTAGE PORTFOLIO TRUST
  Class A                              5/31/08    $  627,411    $  676,714    $1,304,125
  Class A                              5/31/07    $       --    $       --    $       --
  Investor Class                       5/31/08    $       --    $       --    $       --
  Investor Class                       5/31/07    $       --    $       --    $       --
-----------------------------------------------------------------------------------------

The tax character of distributable earnings at May 31, 2008 was as follows:

                                                                       PMFM
                                                    PMFM               CORE
                                                   MANAGED           ADVANTAGE
                                                  PORTFOLIO          PORTFOLIO
                                                    TRUST              TRUST
--------------------------------------------------------------------------------
Tax cost of portfolio investments               $ 92,640,853       $ 35,685,963
                                                ============       ============
Gross unrealized appreciation                   $  1,127,651       $  1,421,048
Gross unrealized depreciation                             --           (396,209)
                                                ------------       ------------
Net unrealized appreciation                     $  1,127,651       $  1,024,839
Undistributed ordinary income                         13,638                 --
Post-October losses                               (1,024,827)          (519,867)
                                                ------------       ------------
Total distributable earnings                    $    116,462       $    504,972
                                                ============       ============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for PMFM Core Advantage Portfolio Trust is due to differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2008
================================================================================

During the year ended May 31, 2008, PMFM Core Advantage Portfolio Trust utilized capital loss carryforwards of $841,482 to offset current year realized gains.

PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust had net realized capital losses of $1,024,827 and $519,867, respectively, during the period November 1, 2007 through May 31, 2008, which are treated for federal income tax purposes as arising during each Fund's tax year ending May 31, 2009. These "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Financial Accounting Standards Board's Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes," provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds adopted FIN 48 as of November 30, 2007. Based on its analysis, the adoption of FIN 48 did not have a material impact on these financial statements. The statute of limitations on the Funds' tax returns remains open for the years ended May 31, 2005 through May 31, 2007.

For the year ended May 31, 2008, PMFM Core Advantage Portfolio Trust reclassified $16,857 and $275, respectively, of distributions in excess of net investment income against paid-in capital and net realized gains from security transactions on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

5.    TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of PMFM, Inc. (the "Advisor") or of Ultimus Fund Solutions, LLC ("Ultimus"), the Funds' administrator, transfer agent and fund accounting services agent, or Ultimus Fund Distributors, LLC, the Funds' principal underwriter (the "Distributor").

INVESTMENT ADVISORY AGREEMENTS
Each Fund's investments are managed by the Advisor under the terms of an Investment Advisory Agreement (the "Advisory Agreements"). Under the Advisory Agreements, each Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with respect to each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual ordinary operating expenses to not more than 1.95% and 2.50%, respectively, of the average net assets of PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust through May 31, 2009.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2008
================================================================================

The President of the Trust is also the President and Chief Financial Officer of the Advisor. Additionally, this individual serves as Chief Compliance Officer of the Trust and of the Advisor. Each Fund reimburses the Advisor $15,000 annually for the services provided by the Chief Compliance Officer to the Trust.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies internal regulatory compliance services and executive and administrative services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.150% of its average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; 0.100% of such assets from $50 million to $250 million; 0.075% of such assets from $250 million to $500 million; and 0.050% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives from each Fund a base fee of $2,500 per month plus an asset-based fee of 0.01% of each Fund's average daily net assets.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, each Fund pays Ultimus a fee at an annual rate of $18 per shareholder account, subject to a $1,500 minimum monthly fee. This monthly minimum fee is reduced to $1,250 for a Fund with between 25 and 100 shareholders and further reduced to $1,000 for a Fund with less than 25 shareholders.

PRIOR MUTUAL FUND SERVICE PROVIDER
Prior to May 31, 2007, The Nottingham Company ("TNC") served as the administrator to the Trust. During the year ended May 31, 2008, TNC received compensation of $23,551 and $13,841 from PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust, respectively, related to conversion matters and transition services.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2008
================================================================================

DISTRIBUTION PLAN
The Trust has adopted plans of distribution (the "Plans") under which Class A and Investor Class shares of the Funds may directly incur or reimburse the Funds' principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund's average daily net assets attributable to Class A shares and to Investor Class shares. During the year ended May 31, 2008, the Class A shares of PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust incurred distribution related expenses of $149,308 and $59,133, respectively. During the year ended May 31, 2008, the Investor Class shares of PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust incurred distribution related expenses of $64,317 and $28,020, respectively. On October 1, 2007, each Fund's Investor Class of shares was discontinued and all outstanding Investor Class shares were converted to Class A shares.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. The Distributor receives $6,000 annually from the Funds for acting as principal underwriter. In addition, during the year ended May 31, 2008, the Distributor earned underwriter fees of $5,936 and $349 on the sale of Class A shares of PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust, respectively.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2008
================================================================================

6.    CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the years shown:

                                                                     YEAR ENDED      YEAR ENDED
                                                                       MAY 31,         MAY 31,
                                                                         2008            2007
-------------------------------------------------------------------------------------------------
PMFM Managed Portfolio Trust - Class A
  Shares sold (Note 1)                                                10,026,620           71,851
  Shares issued in reinvestment of distributions to shareholders         635,233            1,482
  Shares redeemed                                                       (800,755)         (21,531)
                                                                    ------------     ------------
  Net increase in shares outstanding                                   9,861,098           51,802
  Shares outstanding beginning of year                                    51,802               --
                                                                    ------------     ------------
  Shares outstanding end of year                                       9,912,900           51,802
                                                                    ============     ============

PMFM MANAGED PORTFOLIO TRUST - INVESTOR CLASS
  Shares sold (Note 1)                                                 2,032,659        2,390,815
  Shares issued in reinvestment of distributions to shareholders          80,835          189,966
  Shares redeemed                                                     (8,429,219)      (2,698,662)
                                                                    ------------     ------------
  Net decrease in shares outstanding                                  (6,315,725)        (117,881)
  Shares outstanding beginning of year                                 6,315,725        6,433,606
                                                                    ------------     ------------
  Shares outstanding end of year                                              --        6,315,725
                                                                    ============     ============

PMFM MANAGED PORTFOLIO TRUST - ADVISOR CLASS
  Shares sold (Note 1)                                                        --            1,547
  Shares redeemed                                                             --          (66,727)
                                                                    ------------     ------------
  Net decrease in shares outstanding                                          --          (65,180)
  Shares outstanding beginning of year                                        --           65,180
                                                                    ------------     ------------
  Shares outstanding end of year                                              --               --
                                                                    ============     ============

PMFM CORE ADVANTAGE PORTFOLIO TRUST - CLASS A
  Shares sold (Note 1)                                                 3,542,295            3,421
  Shares issued in reinvestment of distributions to shareholders         112,245               --
  Shares redeemed                                                       (349,246)              --
                                                                    ------------     ------------
  Net increase in shares outstanding                                   3,305,294            3,421
  Shares outstanding beginning of year                                     3,421               --
                                                                    ------------     ------------
  Shares outstanding end of year                                       3,308,715            3,421
                                                                    ============     ============

PMFM CORE ADVANTAGE PORTFOLIO TRUST - INVESTOR CLASS
  Shares sold (Note 1)                                                   410,307        2,377,664
  Shares redeemed                                                     (3,150,182)        (984,180)
                                                                    ------------     ------------
  Net increase (decrease) in shares outstanding                       (2,739,875)       1,393,484
  Shares outstanding beginning of year                                 2,739,875        1,346,391
                                                                    ------------     ------------
  Shares outstanding end of year                                              --        2,739,875
                                                                    ============     ============
-------------------------------------------------------------------------------------------------

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2008
================================================================================

7.    COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.    NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements. However, additional disclosures will be required about the inputs used to develop the measurements and the effect of the measurements reported on the statement of changes in net assets for a fiscal period.

PMFM INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees of PMFM Investment Trust and the Shareholders of the PMFM Managed Portfolio
Trust and the PMFM Core Advantage Portfolio Trust

We have audited the accompanying statements of assets and liabilities of the PMFM Managed Portfolio Trust and the PMFM Core Advantage Portfolio Trust, each a series of the PMFM Investment Trust (the "Funds"), including the schedules of investments, as of May 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for the year then ended and for the period September 16, 2006 (date of initial public offering of class A shares) to May 31, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PMFM Managed Portfolio Trust and the PMFM Core Advantage Portfolio Trust as of May 31, 2008, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two year period then ended and their financial highlights for the year then ended and for the period September 16, 2006 to May 31, 20007, in conformity with accounting principles generally accepted in the United States of America.


                                          /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                              BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
July 21, 2008

PMFM INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating costs. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (December 1, 2007) and held until the end of the period (May 31, 2008).

The tables that follow illustrate the Funds' costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

PMFM INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

PMFM MANAGED PORTFOLIO TRUST

CLASS A
--------------------------------------------------------------------------------
                                          BEGINNING       ENDING
                                          ACCOUNT        ACCOUNT      EXPENSES
                                            VALUE          VALUE     PAID DURING
                                        DEC. 1, 2007   MAY 31, 2008    PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return              $ 1,000.00    $   976.60    $     8.99
Based on Hypothetical 5% Return
      (before expenses)                  $ 1,000.00    $ 1,015.90    $     9.17
--------------------------------------------------------------------------------
*     Expenses  are  equal to the  annualized  expense  ratio  of 1.82%  for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PMFM CORE ADVANTAGE PORTFOLIO TRUST

CLASS A
--------------------------------------------------------------------------------
                                          BEGINNING       ENDING
                                          ACCOUNT        ACCOUNT      EXPENSES
                                            VALUE          VALUE     PAID DURING
                                        DEC. 1, 2007   MAY 31, 2008    PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return              $ 1,000.00    $   961.10    $     9.85
Based on Hypothetical 5% Return
      (before expenses)                  $ 1,000.00    $ 1,014.95    $    10.13
--------------------------------------------------------------------------------
*     Expenses  are  equal to the  annualized  expense  ratio  of 2.01%  for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

The Trust files a complete listing of portfolio holdings for the Funds with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-383-PMFM. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-PMFM, or on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-PMFM, or on the SEC's website at http://www.sec.gov.

PMFM INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of Trust and until its termination, or until death,resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its daytoday operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF                                            NUMBER OF         DIRECTORSHIPS
                           POSITION(S)       OFFICE &                                           FUNDS             OF PUBLIC
NAME, AGE                  HELD WITH         LENGTH OF      PRINCIPAL OCCUPATION(S)             OVERSEEN          COMPANIES
& ADDRESS                  THE TRUST         TIME SERVED    DURING PAST 5 YEARS                 BY TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Gregory L. Morris          Trustee,          Indefinite     A Portfolio Manager of the              2             None
1061 Cliff Dawson Road     Chairman                         Advisor since joining the Advisor
Watkinsville, GA 30677                       Since May,     in November 2004; President of
Age: 60                                      2007           G. Morris Advisors, Inc.
                                                            (consulting) since January, 2004.
                                                            Previously Consultant of
                                                            StockCharts.com (Web-based
                                                            charting service) from October,
                                                            2002 to September, 2006;
                                                            Principal of MurphyMorris Money
                                                            Management Co. (an investment
                                                            advisory firm and an affiliate of
                                                            the Advisor) from March, 2000 to
                                                            June, 2005 and Captain of Delta
                                                            Air Lines from August, 1978 to
                                                            May, 2004.
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED (INDEPENDENT) TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
James M. Baker             Trustee           Indefinite     President of Baker & Lassiter,          2             None
1061 Cliff Dawson Road                                      Inc. (real estate development and
Watkinsville, GA 30677                       Since June,    management) since 1993.
Age: 56                                      2003
------------------------------------------------------------------------------------------------------------------------------------
Norman A. McLean           Trustee           Indefinite     Director of Marketing/Public            2             None
1061 Cliff Dawson Road                                      Relations for St. Mary's Health
Watkinsville, GA 30677                       Since June,    Care System (health care) since
Age: 53                                      2003           September, 2005. Previously
                                                            Associate Athletic Director for
                                                            Marketing and Promotions at the
                                                            University of Georgia Athletic
                                                            Association, Inc. from July, 1981
                                                            until July, 2004.
------------------------------------------------------------------------------------------------------------------------------------

PMFM INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
(CONTINUED)
====================================================================================================================
EXECUTIVE OFFICERS
--------------------------------------------------------------------------------------------------------------------
NAME, AGE                      POSITION(S)HELD       LENGTH OF             PRINCIPAL OCCUPATION(S)
& ADDRESS                      WITH THE TRUST        TIME SERVED           DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Judson P. Doherty              President (Principal  Since June, 2006      President of the Advisor since December,
1061 Cliff Dawson Road         Executive Officer),                         2007 and Chief Financial Officer of the
Watkinsville, GA 30677         Chief Compliance      Since October, 2004   Advisor since December, 2000, and the
Age: 39                        Officer                                     Chief Compliance Officer of the Advisor
                                                                           since October, 2004. He is also a member
                                                                           of the Funds' portfolio management team.
--------------------------------------------------------------------------------------------------------------------
Timothy A. Chapman             Treasurer             Since June, 2006      Chief Executive Officer, Secretary,
1061 Cliff Dawson Road                                                     Treasurer and portfolio manager of the
Watkinsville, GA 30677                                                     Advisor since February, 1993.
Age: 47
--------------------------------------------------------------------------------------------------------------------
John F. Splain                 Secretary             Since May, 2007       Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                              Solutions, LLC, transfer agent, fund
Cincinnati, OH 45246                                                       accountant and administrator to the
Age: 51                                                                    Trust; Managing Director of Ultimus
                                                                           Fund Distributors, LLC, a registered
                                                                           broker-dealer.
--------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey               Vice President        Since May, 2007       Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                              Solutions, LLC, transfer agent, fund
Cincinnati, OH 45246                                                       accountant and administrator to the
Age: 51                                                                    Trust; Managing Director of Ultimus
                                                                           FundDistributors, LLC, a registered
                                                                           broker-dealer.
--------------------------------------------------------------------------------------------------------------------

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-866-383-7636.

                                                                            PMFM
                                                                           FUNDS

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics has been filed with the Commission. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant's board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $26,000 and $38,000 with respect to the registrant's fiscal years ended May 31, 2008 and 2007, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,000 and $6,000 with respect to each of the registrant's fiscal years ended May 31, 2008 and 2007, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns, and assistance with distribution calculations.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal years ended May 31, 2008 and 2007, aggregate non-audit fees of $4,000 and $6,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  registrant  does  not  have  procedures  in  place  to  consider   nominees
recommended by shareholders. The registrant's nominating committee generally will not consider nominees recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CODE ETH    Code of Ethics

Exhibit 99.CERT        Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT     Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   PMFM Investment Trust
             ----------------------------------------------------

By (Signature and Title)*           /s/ Judson P. Doherty
                           -----------------------------------------------------
                                    Judson P. Doherty, President and Principal
                                    Executive Officer

Date          July 30, 2008
     ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Judson P. Doherty
                           -----------------------------------------------------
                                    Judson P. Doherty, President and Principal
                                    Executive Officer

Date          July 30, 2008
     ------------------------------

By (Signature and Title)*           /s/ Timothy A. Chapman
                           -----------------------------------------------------
                                    Timothy A. Chapman, Treasurer and Principal
                                    Financial Officer

Date          July 30, 2008
     ------------------------------

* Print the name and title of each signing officer under his or her signature.